Fair Value Measurements - Amortized Cost, Unrealized Gains and Losses, and FV of AFS Debt Securities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Investments:
Total available-for-sale investments	$ 531,184
Available-for-sale investments, unrealized gains	107
Available-for-sale investments, unrealized losses	(1,594)
Available-for-sale, fair value	529,697
U.S. government and agency securities
Investments:
Total available-for-sale investments	186,113
Available-for-sale investments, unrealized gains	0
Available-for-sale investments, unrealized losses	(1,038)
Available-for-sale, fair value	185,075
Non-U.S. government and agency securities
Investments:
Total available-for-sale investments	24,385
Available-for-sale investments, unrealized gains	0
Available-for-sale investments, unrealized losses	(68)
Available-for-sale, fair value	24,317
Corporate debt securities
Investments:
Total available-for-sale investments	171,772
Available-for-sale investments, unrealized gains	0
Available-for-sale investments, unrealized losses	(451)
Available-for-sale, fair value	171,321
Commercial paper
Investments:
Total available-for-sale investments	147,914
Available-for-sale investments, unrealized gains	0
Available-for-sale investments, unrealized losses	(37)
Available-for-sale, fair value	147,877
Convertible notes receivable
Investments:
Total available-for-sale investments	1,000
Available-for-sale investments, unrealized gains	107
Available-for-sale investments, unrealized losses	0
Available-for-sale, fair value	$ 1,107